Note 25 - Post-employment and other employee benefit commitments. Equity Impact (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ 329,000,000	€ 34,000,000	€ 140,000,000
Defined benefit plans impact on equity [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	254,000,000	81,000,000	(40,000,000)
Post employent medical beneficts [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ 74,000,000	€ (47,000,000)	€ 179,000,000